Financial instruments and risk management (Tables)	9 Months Ended
May 31, 2022
Schedule of gross trade accounts receivable and allowance for doubtful accounts

The below table reflects the aging of the Company’s aging by invoice date of gross trade accounts receivable and allowance for doubtful accounts as of May 31, 2022:

	Current	0 - 30	31 - 60	61 - 90	91+	Total

Trade accounts receivable	5,968,664	436,116	274,434	264,102	1,892,735	8,836,051
Allowance for doubtful accounts	-	-	-	-	1,022,636	1,022,636
% Allowance		0%	0%	0%	54%	12%

Schedule of funding available from operations and other sources

The Company’s policy is to seek to ensure adequate funding is available from operations and other sources, including debt and equity capital markets, as required.

	< 1 year	1-2 years	2-5 years
	$	$	$

Accounts payable	11,982,749	-	-
Accrued liabilities	4,926,240	-	-
Players liability account	289,889	-	-
Lease obligation	158,501	245,076	-
Promissory notes payable	806,204	-	-
Convertible debt	2,692,514	5,146,723	-

Schedule of fair value measurement

Fair value hierarchy levels 1 to 3 are based on the degree to which the fair value is observable.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and nine months ended May 31, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

Carrying value at May 31, 2022	FVTPL - mandatorily measured	Amortized cost
	$	$

Financial assets:
Cash	-	13,695,279
Restricted cash	-	289,889
Accounts and other receivables	-	7,864,272
Government remittances	-	861,442
Publisher advance	-	2,351,435
Promissory notes receivable	1,558,319	-
Investment at FVTPL	2,629,851	-
	4,188,170	25,062,317

Carrying value at May 31, 2022	FVTPL - mandatorily measured	FVTPL - designated	Amortized cost
	$	$	$

Financial liabilities:
Accounts payable	-	-	11,982,749
Accrued liabilities	-	-	4,926,240
Players liability account	-	-	289,889
Arbitration reserve	-	899,569	-
Long-term debt	-	-	-
Promissory notes payable	-	-	806,204
Warrant liability	135,749	-	-
Convertible debt	-	7,839,237	-
	135,749	8,738,806	18,005,082

Carrying value at August 31, 2021	FVTPL - mandatorily measured	Amortized cost
	$	$

Financial assets:
Cash	-	15,305,996
Restricted cash	-	331,528
Accounts and other receivables	-	8,646,807
Government remittances	-	1,070,216
Publisher advance	-	4,534,218
Promissory notes receivable		-
Investment at FVTPL	2,629,851	-
	2,629,851	29,888,765

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and nine months ended May 31, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

Carrying value at August 31, 2021	FVTPL - mandatorily measured	FVTPL - designated	Amortized cost
	$	$	$

Financial liabilities:
Accounts payable	-	-	10,403,665
Accrued liabilities	-	-	5,722,470
Players liability account	-	-	331,528
Arbitration reserve	-	6,468,330	-
Long-term debt	-	-	96,664
Promissory notes payable	-	-	821,948
Warrant liability	4,868,703	-	-
Convertible debt	-	9,951,496	-
	4,868,703	16,419,826	17,376,275

Schedule of hierarchy levels of fair value

A summary of instruments, with their classification in the fair value hierarchy is as follows:

	Level 1	Level 2	Level 3	Fair value as of May 31, 2022
	$	$	$	$

Arbitration reserve	899,569	-	-	899,569
Warrant liability	-	135,749	-	135,749
Convertible debt	-	-	7,839,237	7,839,237
Promissory notes receivable	-	-	1,558,319	1,558,319
Investment at FVTPL	-	-	2,629,851	2,629,851

	Level 1	Level 2	Level 3	Fair value as of August 31, 2021
	$	$	$	$

Arbitration reserve	6,468,330	-	-	6,468,330
Warrant liability	-	4,868,703	-	4,868,703
Convertible debt	-	-	9,951,496	9,951,496
Promissory notes receivable	-	-	-	-
Investment at FVTPL	-	-	2,629,851	2,629,851